Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 67.1%
Electric Utilities - 4.0%
Eversource Energy	7,600	$ 670,472
NextEra Energy, Inc.	53,800	4,545,562
Xcel Energy, Inc.	24,600	1,800,228

		7,016,262

Independent Power & Renewable Electricity Producers - 14.7%
AES Corp.	53,200	1,182,104
Atlantica Sustainable Infrastructure PLC	213,560	7,615,550
Brookfield Renewable Corp., Class A	19,000	743,280
Clearway Energy, Inc., Class C	147,100	5,522,134
Innergex Renewable Energy, Inc.	89,200	1,340,212
Northland Power, Inc. (A)	108,700	3,563,489
Polaris Renewable Energy, Inc. (A)	102,400	1,779,235
ReNew Energy Global PLC, A Shares (A) (B)	90,900	617,211
TransAlta Corp. (A)	280,182	3,207,581
TransAlta Renewables, Inc.	12,692	177,215

		25,748,011

Multi-Utilities - 1.6%
Dominion Energy, Inc.	17,700	1,451,046
Sempra Energy	8,600	1,425,880

		2,876,926

Oil, Gas & Consumable Fuels - 46.8%
Cheniere Energy, Inc.	68,216	10,203,749
DT Midstream, Inc. (B)	36,800	2,025,104
Enbridge, Inc. (A)	135,300	6,079,029
Enviva, Inc. (A)	30,887	2,150,662
Kinder Morgan, Inc.	370,300	6,661,697
ONEOK, Inc.	47,500	2,837,650
Pembina Pipeline Corp.	175,600	6,704,408
Phillips 66	68,500	6,096,500
Plains GP Holdings LP, Class A	509,200	5,697,948
Targa Resources Corp.	193,000	13,338,230
TC Energy Corp.	145,736	7,770,644
Williams Cos., Inc.	358,100	12,207,629

		81,773,250

Total Common Stocks (Cost $81,119,263)		117,414,449

MASTER LIMITED PARTNERSHIPS - 24.4% (C)
Independent Power & Renewable Electricity Producers - 8.1%
Brookfield Renewable Partners LP (B)	172,116	6,497,379
NextEra Energy Partners LP	92,500	7,653,450

		14,150,829

Multi-Utilities - 0.9%
Brookfield Infrastructure Partners LP	39,450	1,571,293

Oil, Gas & Consumable Fuels - 15.4%
Energy Transfer LP	777,900	8,798,049
Enterprise Products Partners LP	317,700	8,492,121
Magellan Midstream Partners LP	35,306	1,818,259
MPLX LP	242,700	7,890,177

		26,998,606

Total Master Limited Partnerships (Cost $34,593,312)		42,720,728

	Principal	Value
CORPORATE DEBT SECURITIES - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Energy Transfer LP
6.00%, 06/15/2048	$ 460,000	$ 454,660
Enterprise Products Operating LLC
4.20%, 01/31/2050	540,000	480,828
Kinder Morgan, Inc.
5.55%, 06/01/2045	460,000	462,825
Plains All American Pipeline LP / PAA Finance Corp.
4.90%, 02/15/2045	460,000	385,377
Williams Cos., Inc.
5.10%, 09/15/2045	460,000	448,351

Total Corporate Debt Securities (Cost $2,248,477)		2,232,041

	Shares	Value
OTHER INVESTMENT COMPANY - 6.0%
Securities Lending Collateral - 6.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (D)	10,464,985	10,464,985

Total Other Investment Company (Cost $10,464,985)		10,464,985

	Principal	Value
REPURCHASE AGREEMENT - 6.4%
Fixed Income Clearing Corp., 0.65% (D), dated 07/29/2022, to be repurchased at $11,198,788 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $11,422,186.	$ 11,198,182	11,198,182

Total Repurchase Agreement (Cost $11,198,182)		11,198,182

Total Investments (Cost $139,624,219)		184,030,385
Net Other Assets (Liabilities) - (5.2)%		(9,096,291)

Net Assets - 100.0%		$ 174,934,094

Transamerica Funds	Page 1

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$117,414,449	$—	$—	$117,414,449
Master Limited Partnerships	42,720,728	—	—	42,720,728
Corporate Debt Securities	—	2,232,041	—	2,232,041
Other Investment Company	10,464,985	—	—	10,464,985
Repurchase Agreement	—	11,198,182	—	11,198,182

Total Investments	$170,600,162	$13,430,223	$—	$184,030,385

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,437,648, collateralized by cash collateral of $10,464,985 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,401,750. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at July 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Energy Infrastructure

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Energy Infrastructure (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 3

Transamerica Energy Infrastructure

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4